Commitments And Contingent Liabilities (Schedule Of The Aggregate Amount Of Payments For Commitments Outstanding) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
2017	¥ 119,520
2018	77,300
2019	21,963
2020	6,065
2021	3,060
Thereafter	230
Total	¥ 228,138